SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Before-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	$ 884	$ 714	$ 1,249
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	111	119	(79)
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments			(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities			(2)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	47	(4)	(20)
Schedule I, Condensed Financial Information of Parent, Financial Instruments	13	(6)	(26)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	171	109	(181)
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	1,055	823	1,068
Income Tax (Expense) Benefit [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	117	145	82
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	0	0	3
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments			0
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities			1
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(19)	2	8
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(4)	2	10
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	(23)	4	22
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	94	149	104
Net-Of-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	1,001	859	1,331
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	111	119	(76)
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments			(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities			(1)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	28	(2)	(12)
Schedule I, Condensed Financial Information of Parent, Financial Instruments	9	(4)	(16)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	148	113	(159)
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	$ 1,149	$ 972	$ 1,172